Summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
	Method	Rate
Computers	Declining balance	30%
Right-of-use asset	Straight-line	lesser of useful life and lease term (three years)